Deferred consideration	12 Months Ended
Jun. 30, 2025
Deferred Consideration
Deferred consideration

15. Deferred consideration

	2025	2024

Current deferred consideration	1,480,653	-
Non-current deferred consideration	1,802,533	-
	3,283,186	-

The Group completed an asset purchase of BJJ Link on 18 December 2024. Refer Note 18 for further details on the Business Combination.